Share-Based Compensation - Summary of Time Vested Profits Interests Granted Assumptions (Detail) - Time Based Vested Awards [Member] - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated weighted average grant date fair value per Profits Interests granted	$ 399	$ 448
Assumptions:
Expected term	2 years
Dividend yield	0.00%	0.00%
Minimum [Member]
Assumptions:
Risk-free interest rate	1.75%	0.88%
Expected term		2 years
Expected volatility	45.00%	45.00%
Maximum [Member]
Assumptions:
Risk-free interest rate	2.81%	2.81%
Expected term		3 years
Expected volatility	50.00%	55.00%